Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS
Cash	$ 56,400	$ 58,668
Subscriptions receivable	115,625
Prepaid expenses	432,426
Total current assets	604,451	58,668
FIXED ASSETS
Property and equipment	6,834	6,834
Accumulated depreciation	(1,025)	(570)
Total fixed assets	5,809	6,264
OTHER ASSETS
Deferred offering costs	570,563	491,593
Intangible assets, net	1,422,373	1,505,390
Total other assets	1,992,936	1,996,983
Total Assets	2,603,196	2,061,915
CURRENT LIABILITIES
Accounts payable and accrued liabilities	3,487,440	3,433,702
Liability to issue common shares		41,663
Senior secured short term note payable and accrued interest, net of discounts	1,997,044	924,896
Total current liabilities	5,745,821	4,600,261
Total Liabilities	5,745,821	4,600,261
Commitments and Contingencies (Note 17)
DEFICIENCY IN STOCKHOLDERS’ EQUITY
Common stock, $0.0001 par value, authorized 1,500,000,000 shares; 903,263,385 and 579,271,135 shares issued and outstanding at December 31, 2023 and 2022, respectively	90,326	57,927
Additional paid-in capital	34,994,471	29,813,351
Accumulated deficit	(38,229,897)	(32,412,644)
Total deficiency in stockholders’ equity	(3,142,625)	(2,538,346)
Total Liabilities and Deficiency in Stockholders’ Equity	2,603,196	2,061,915
Series A Preferred Stock [Member]
DEFICIENCY IN STOCKHOLDERS’ EQUITY
Preferred stock value
Series B Preferred Stock [Member]
DEFICIENCY IN STOCKHOLDERS’ EQUITY
Preferred stock value	75	20
Series C Preferred Stock [Member]
DEFICIENCY IN STOCKHOLDERS’ EQUITY
Preferred stock value	2,400	3,000
Related Party [Member]
CURRENT LIABILITIES
Short term note payable and accrued interest	37,148
Nonrelated Party [Member]
CURRENT LIABILITIES
Short term note payable and accrued interest	$ 224,189	$ 200,000